Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2024
Office equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixture [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicle [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years